Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,437	$ 1,131
Less: accumulated depreciation and amortization	(381)	(133)
Total property and equipment, net	1,056	998
Internal Use Software
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 296	245
Useful Life	3 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 380	375
Useful Life	5 years
Lab Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 514	279
Useful Life	7 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 247	$ 232
Useful Life	7 years